Employee Cost - Fair value of the PSUs and ESOs has been measured using Black Scholes Option Pricing (Details)	12 Months Ended
	Mar. 31, 2023 yr ₨ / shares	Mar. 31, 2022 yr ₨ / shares
Statement [Line Items]
Share Price	₨ 170.6	₨ 170.6
ESO [Member]
Statement [Line Items]
Risk free interest rate		5.30%
Expected life of option | yr		3.8
Expected volatility		50.70%
Share Price		₨ 376.4
PSU [Member]
Statement [Line Items]
Risk free interest rate	5.30%	5.30%
Expected life of option | yr	4	3.8
Expected volatility	52.00%	50.70%
Share Price	₨ 453.4	₨ 376.4